Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Summary of significant components of current and deferred income tax recovery (expense)

Significant components of the current and deferred income tax recovery for the years ended December 31, 2023, 2022 and 2021 are as follows:

	December 31,
	2023	2022	2021
	$	$	$
Current income tax recovery	-	-	109
Deferred tax:
Origination and reversal of temporary differences	3,706	2,885	1,291
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Total income tax recovery	-	-	109

Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense for the years ended December 31, 2023, 2022 and 2021 is provided below:

	December 31,
	2023	2022	2021

Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	26.50%

	December 31,
	2023	2022	2021
	$	$	$
Income tax recovery based on combined statutory income tax rate	4,273	6,023	2,246
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Share issuance costs	-	-	367
Permanent difference attributable to impairment of goodwill	-	(2,407)	-
Impact of expiring investment tax credits	(1,156)	(1,559)	(1,724)
Provision to filed return adjustments	-	106	151
Share-based compensation costs	(100)	(144)	(82)
Difference in statutory income tax rate of foreign subsidiaries	521	902	226
Other	168	(36)	216
	-	-	109

Summary of (loss) income before income taxes

Loss before income taxes is attributable to the Company’s tax jurisdictions for the years ended December 31, 2023, 2022 and 2021. as follows:

	December 31,
	2023	2022	2021
	$	$	$
Germany	(10,935)	(16,756)	(4,383)
Canada	(5,371)	(5,679)	(3,860)
United States	(246)	(292)	(234)
	(16,552)	(22,727)	(8,477)

Summary of significant components of deferred tax assets and liabilities

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
	$	$
Deferred tax assets
Operating losses carried forward	143	582
	143	582
Deferred tax liabilities
Payables and accrued liabilities	-	450
Property and equipment	86	55
Other	57	77
	143	582
Deferred tax assets (liabilities), net	-	-

Summary of significant components of unrecognized deferred tax assets

Significant components of unrecognized deferred tax assets and losses are as follows:

	December 31,
	2023	2022
	$	$
Deferred revenues and other provisions	53	1,475
Operating losses carried forward	96,866	87,445
Capital losses carried forward	210	210
SR&ED Pool	9,138	9,138
Unused tax credits	1,788	1,559
Employee future benefits	1,784	1,317
Property and equipment	524	524
Intangible assets	104	95
Share issuance expenses	453	781
Other	388	294
	111,768	102,838

Summary of disclosure of federal tax losses

	Canada Federal	Canada Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,501
2040	3,808	3,808
2041	4,822	4,822
2042	6,367	6,367
2043	6,202	6,202
	90,436	89,114

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
Indefinite	1,224
indefinite	771
indefinite	516
indefinite	244
Indefinite	292
indefinite	246
5,342